WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

August 1, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment Number 124 (“PEA No. 124”) to the Trust’s registration statement on Form N-1A; and

b.	the text of PEA No. 124 to the Trust’s registration statement was filed with the Commission via EDGAR and became effective on July 30, 2012 (Accession No. 0001193125-12-319227).

Please do not hesitate to contact the undersigned at (917) 267-3721 with any comments or questions you might have.

Very truly yours,

/s/ Richard F. Morris
Richard F. Morris